Related parties - Additional information (Detail)	6 Months Ended
	Jun. 30, 2022 EUR (€) shares	Jun. 30, 2021 EUR (€)	Dec. 31, 2021 EUR (€)
Stock Options [Member]
Disclosure Of Information About Key Management Personnel [Line Items]
Number of share options granted in share-based payment arrangement	742,500
Restricted Stock Units [Member]
Disclosure Of Information About Key Management Personnel [Line Items]
Number of share options granted in share-based payment arrangement	345,196
Key management personnel of entity or parent [member]
Disclosure Of Information About Key Management Personnel [Line Items]
Amount of outstanding payable | €	€ 417,760		€ 1,157,029
Amount incurred by entity for provision of key management personnel services provided by separate management entity | €	€ 538,744	€ 974,125
Key management personnel of entity or parent [member] | Stock Options [Member]
Disclosure Of Information About Key Management Personnel [Line Items]
Number of share options granted in share-based payment arrangement	445,000
Key management personnel of entity or parent [member] | Restricted Stock Units [Member]
Disclosure Of Information About Key Management Personnel [Line Items]
Number of share options granted in share-based payment arrangement	14,216